CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 55,942	$ 61,477
Restricted cash	3,660	4,052
Accounts receivable, net of allowance for credit losses	1,625	1,302
Amounts due from related parties	2,730	2,882
Inventories	11,997	9,919
Prepaid expenses and other current assets	7,947	5,176
Total current assets	83,901	84,808
Property and equipment, net	3,312	3,812
Intangible assets, net	8,232	9,416
Goodwill	30,440	29,745
Operating lease right-of-use assets	11,584	12,243
Long-term rental deposits	1,218	707
Long-term investments	56,383	17,297
Other non-current assets	296
TOTAL ASSETS	195,366	158,028
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $17 and $nil as of December 31, 2020 and 2021, respectively)	23,535	16,953
Amounts due to related parties		167
Advance from customers	24,789	33,279
Operating lease liabilities	3,784	4,269
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $1,568 and $490 as of December 31, 2020 and 2021, respectively)	57,819	42,183
Total current liabilities	109,927	96,851
Operating lease liabilities	7,864	8,118
Long-term payable	78	124
Deferred tax liabilities	517	3,558
Unrecognized tax benefits	13,101
TOTAL LIABILITIES	131,487	108,651
EQUITY
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 244,895,045 and 244,955,045 shares issued as of December 31, 2020 and 2021, respectively; 224,038,611 and 226,080,381 shares outstanding as of December 31, 2020 and 2021, respectively)	17	17
Additional paid-in capital	282,382	282,260
Treasury shares (18,934,988 and 18,588,418 shares as of December 31, 2020 and 2021, respectively)	(29,309)	(30,207)
Accumulated other comprehensive income	2,737	1,795
Accumulated deficit	(192,072)	(204,571)
Non-controlling interests	124	83
TOTAL EQUITY	63,879	49,377
TOTAL LIABILITIES AND EQUITY	$ 195,366	$ 158,028